PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Containers	$1,397,311	$-
Trucks and tractors	4,086,968	2,213,265
Trailers	1,197,357	1,829,853
Shop equipment	40,380	40,380
Leasehold improvements	19,589	19,589
	6,741,605	4,103,087
Less: accumulated depreciation	(1,097,664)	(942,908)
Net book value	$5,643,941	$3,160,179

Depreciation expenses for the year ended December 31, 2022 and 2021 were $325,382 and $304,175, respectively.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

On June 10, 2022, the Company entered into an asset purchase agreement with Century Waste Management for consideration of approximately $1,805,000. The entire purchase price agreement was allocated as fair value to the fixed assets acquired; no goodwill or intangible assets were determined to be transferred as part of the sale. In order to fund the asset purchase from Century, the Company entered into several private equipment financing agreements.